Share based compensation - Restricted shares and RSUs (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	¥ 1,235,497	¥ 24,833,089	¥ 3,413,292	¥ 3,140,016
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses		¥ 2,361,592
Period for which unrecognized compensation expenses expected to be recognized		2 years 10 months 17 days
Restricted shares and RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expenses		¥ 2,374,164
Period for which unrecognized compensation expenses expected to be recognized		2 years 9 months 21 days